Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	New Leap, Inc.
Entity Central Index Key	0001713809
Document Type	POS AM
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Amendment Description	Amendment
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018